Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Computation of Earnings Per Share, Basic and Diluted

The following table presents the computation of basic and diluted net income (loss) per share attributable to common stockholders:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Basic net income (loss) attributable to common stockholders:
Net income (loss)	$2,738	$3,379	$1,427	$2,483	$(4,169)
Less: Undistributed earnings allocated to participating securities	1,210	1,210	1,210	908	—
Less: Allocation of net income to participating preferred shares—basic	537	749	74	537	—

Net income (loss) attributable to common stockholders—basic	$991	$1,420	$143	$1,038	$(4,169)
Weighted average shares used to compute basic net income (loss) per share	32,163	33,008	33,744	33,676	47,093

Net income (loss) per share attributable to common stockholders—basic	$0.03	$0.04	$0.00	$0.03	$(0.09)

Diluted net income (loss) attributable to common stockholders:
Net income (loss)	$2,738	$3,379	$1,427	$2,483	$(4,169)
Less: Undistributed earnings allocated to participating securities	1,210	1,210	1,210	908	—
Less: Allocation of net income to participating preferred shares—diluted	482	664	67	481	—

Net income (loss) attributable to common stockholders – diluted	$1,046	$1,505	$150	$1,094	$(4,169)
Weighted average shares used to compute basic net income (loss) per share	32,163	33,008	33,744	33,676	47,093
Effect of potentially dilutive shares:
Stock options	5,626	6,392	5,877	5,890	—
Warrants	44	31	31	31	—

Weighted average shares used to compute diluted net income (loss) per share	37,833	39,431	39,652	39,597	47,093

Net income (loss) per share attributable to common stockholders—diluted	$0.03	$0.04	$0.00	$0.03	$(0.09)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following shares subject to outstanding options and convertible preferred shares were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
Shares subject to outstanding common stock options	161	—	3,642	—	15,468
Convertible preferred shares	17,416	17,416	17,416	17,416	—

Total	17,577	17,416	21,058	17,416	15,468